DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
DEFERRED INCOME TAXES
NOTE 11 - INCOME TAX

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Current tax expense	(22)	(26)	(14)
Deferred tax benefit / (expense)	127	(29)	31
Income tax benefit / (expense)	105	(55)	17
The Group’s effective tax rate reconciliation is as follows:

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Income / (loss) before tax	203	317	(34)
Statutory tax rate applicable to the parent company	25.8%	28.4%	32.0%
Income tax (expense) / benefit calculated at statutory tax rate	(52)	(90)	11

Effect of foreign tax rate (A)	3	15	2
Changes in recognized and unrecognized deferred tax assets (B)	154	24	15
Other	—	(4)	(11)
Income tax benefit / (expense)	105	(55)	17
Effective income tax rate	(52)%	17%	49%
(A)For the years ended December 31, 2022, 2021 and 2020, the Effect of foreign tax rate resulted from the geographical mix of our pre-tax results.
(B)For the year ended December 31, 2022, the changes in recognized and unrecognized deferred tax assets mainly related to the recognition of previously unrecognized deferred tax assets at one of our main operating entities in the United States for €154 million (see NOTE 17 - Deferred Income Taxes). For the year ended December 31, 2021, the changes mainly related to the recognition of deferred tax assets on temporary differences at one of our main operating entities in the United States. For the year ended December 31, 2020, the changes mainly related to recognized deferred tax assets on prior-year losses carried forward at one of our main operating entities in the United States, following some clarification on U.S. interest limitation rules and the CARES Act.
NOTE 17 - DEFERRED INCOME TAXES
Recognized Deferred Tax Assets

	At December 31,
(in millions of Euros)	2022	2021
Deferred income tax assets	271	162
Deferred income tax liabilities	(28)	(14)
Net deferred income tax assets	243	148

	At January 1, 2022	Reclassified as held for sale	Recognized in		FX	At December 31, 2022
(in millions of Euros)			Profit or loss	OCI
Long-term assets	(124)	(2)	31	—	(7)	(102)
Inventories	3	—	(4)	—	(1)	(2)
Pensions	119	—	(10)	(35)	4	78
Derivative valuation	(6)	—	8	2	—	4
Tax losses carried forward	117	—	67	—	6	190
Other (A)	39	—	35	—	1	75
Net deferred income tax assets	148	(2)	127	(33)	3	243
(A)At December 31, 2022, Other primarily related to temporary differences arising from provisions and interest expense which will become tax-deductible in future periods.

	At January 1, 2021	Recognized in		FX	At December 31, 2021
(in millions of Euros)		Profit or loss	OCI
Long-term assets	(106)	(10)	—	(8)	(124)
Inventories	5	(2)	—	—	3
Pensions	126	5	(17)	5	119
Derivative valuation	(5)	(5)	4	—	(6)
Tax losses carried forward	116	(7)	—	8	117
Other (A)	47	(10)	—	2	39
Net deferred income tax assets	183	(29)	(13)	7	148
(A)At December 31, 2021, Other primarily related to temporary differences arising from provisions and interest expense which will become tax-deductible in future periods.
Unrecognized Deferred Tax Assets
Based on the expected taxable income of the entities, the Group believed that it was more likely than not that a total of €199 million and €805 million at December 31, 2022 and 2021, respectively, of unused tax losses and deductible temporary differences, would not be used. Consequently, the corresponding net deferred tax assets were not recognized. The related tax impact of €48 million and €191 million at December 31, 2022 and 2021, respectively, was attributable to the following:

	At December 31,
(in millions of Euros)	2022	2021
Expiring within 5 years	(5)	(3)
Expiring after 5 years and limited	(5)	(55)
Unlimited	(21)	(27)
Tax losses	(31)	(85)
Long-term assets	(2)	(65)
Pensions	(3)	(7)
Other	(12)	(34)
Deductible temporary differences	(17)	(106)
Total	(48)	(191)
Recognition of Deferred Tax Assets
Some deferred tax assets in respect of temporary differences and unused tax losses were recognized without being offset by deferred tax liabilities.
In accordance with the accounting policies described in note 2.6 of the Consolidated Financial Statements, a detailed assessment was performed on net deferred tax asset recovery at December 31, 2022, with specific focus on tax jurisdictions with unused tax losses carried forward.
At December 31, 2021, most of the the tax loss carryforwards as well as the deductible temporary differences on long-term assets and other differences resided at one of our main operating entities in the United States. An assessment was performed on the recoverability of the deferred tax assets associated with the deductible temporary differences and tax losses. Management concluded that it was more likely than not that the entity would not be able to use the tax benefits associated with the deductible temporary differences and tax losses. Consequently, the related deferred tax assets were not recognized.
In the year ended December 31, 2022, management determined that it is more likely than not that future earnings will be sufficient to realize these previously unrecognized deferred tax assets. In making this determination management considered all available positive and negative evidence including historical results as well as forecasted profitability supported by revised projections from the Group’s latest long-term plan. Accordingly, the Group recognized a deferred tax asset and a corresponding income tax benefit of €154 million in the year ended December 31, 2022.
Management considered that the tax losses related to the other tax jurisdictions that generated the deferred tax assets were not expected to be recurring and did not challenge the profitable long-term structure of its business model. In addition, tax planning opportunities are available to increase the taxable profit and the use the long-term limited and unlimited tax losses.
Management concluded that it was more likely than not that the net deferred tax asset balance of €243 million and €148 million at December 31, 2022 and 2021, respectively, would be recoverable.